June 3, 2008

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

      RE: BlackRock Mid Cap Value Opportunities Series, Inc. Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (Securities Act File No. 33-53887, Investment Company Act File No. 811-7177)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock Mid Cap Value Opportunities (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 29, 2008.

Sincerely,

BlackRock Mid Cap Value Opportunities Series, Inc.

/s/ Denis R. Molleur

Denis R. Molleur
Managing Director